Subsequent Events (Details) - Schedule of New Bank Borrowings - 12 months ended Dec. 31, 2022 - Borrowings [Member]	USD ($)	CNY (¥)
Schedule of New Bank Borrowings [Line Items]
Bank borrowing total	$ 2,609,755	¥ 18,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Schedule of New Bank Borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.95%	3.95%
Issuance Date	Jan. 30, 2023	Jan. 30, 2023
Collateral/Security	Yada, Yongjun Liu	Yada, Yongjun Liu
Bank borrowing total	$ 724,932	¥ 5,000,000
Industrial and Commercial Bank of China [Member]
Schedule of New Bank Borrowings [Line Items]
Company	Yada	Yada
Rate	3.45%	3.45%
Issuance Date	Feb. 17, 2023	Feb. 17, 2023
Collateral/Security	Properties of Yada	Properties of Yada
Bank borrowing total	$ 1,304,877	¥ 9,000,000
Bank of Communications [Member]
Schedule of New Bank Borrowings [Line Items]
Company	Huadong	Huadong
Rate	3.50%	3.50%
Issuance Date	Jan. 19, 2023	Jan. 19, 2023
Collateral/Security	Yongjun Liu, Yin Liu, Yada	Yongjun Liu, Yin Liu, Yada
Bank borrowing total	$ 579,946	¥ 4,000,000